Consolidated Balance Sheet - USD ($)	Jan. 31, 2026	Jan. 31, 2025
Current assets
Cash	$ 24,274	$ 100,678
Other receivables	35,000	3,644
Prepaid expenses	32,742	104,506
Total current assets	92,016	208,828
Right of use asset		7,090
Deposit	100,000	100,000
Total assets	192,016	315,918
Current liabilities
Accrued interest, current portion	1,681,926	860,768
Lease liability		7,090
Bond liabilities, current portion	1,791,000	791,000
Total current liabilities	4,678,067	2,083,946
Non-current liabilities
Bond liabilities, non-current portion	1,339,000	2,339,000
Accrued interest, non-current portion	629,284	1,061,926
Total non-current liabilities	1,968,284	3,400,926
Total liabilities	6,646,351	5,484,872
Commitments and contingencies (Note 7)
Stockholders’ deficit
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 and 196.67 shares issued and outstanding at January 31, 2026 and 2025, respectively
Common stock, $0.001 par value, 500,000,000 shares authorized, 13,948,917 and 13,073,161 shares issued and outstanding at January 31, 2026 and 2025, respectively	13,939	13,073
Additional paid-in capital	33,749,632	31,960,915
Accumulated deficit	(40,217,906)	(37,142,942)
Total stockholders’ deficit	(6,454,335)	(5,168,954)
Total liabilities and stockholders’ deficit	192,016	315,918
Nonrelated Party [Member]
Current liabilities
Accounts payable and accrued expenses	478,652	325,088
Notes payable	330,876
Related Party [Member]
Current liabilities
Accounts payable and accrued expenses	186,613
Notes payable	$ 209,000	$ 100,000